General	12 Months Ended
Nov. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
Description of Business

Carnival Corporation was incorporated in Panama in 1974 and Carnival plc was incorporated in England and Wales in 2000. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2022 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.” The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries.

We are the largest global cruise company and among the largest leisure travel companies with a portfolio of world-class cruise lines. With operations in North America, Australia, Europe and Asia, our portfolio features – AIDA Cruises, Carnival Cruise Line, Costa Cruises, Cunard, Holland America Line, Princess Cruises, P&O Cruises (Australia), P&O Cruises (UK) and Seabourn.

DLC Arrangement

Carnival Corporation and Carnival plc operate a dual listed company (“DLC”) arrangement, whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as a single economic enterprise with a single senior management team and identical Boards of Directors, but each has retained its separate legal identity. Each company’s shares are publicly traded on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. The Carnival plc American Depositary Shares are traded on the NYSE.

The constitutional documents of each company provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. The Equalization and Governance Agreement between Carnival Corporation and Carnival plc provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC arrangement. Because the equalization ratio is 1 to 1, one share of Carnival Corporation common stock and one Carnival plc ordinary share are generally entitled to the same distributions.

Under deeds of guarantee executed in connection with the DLC arrangement, as well as stand-alone guarantees executed since that time, each of Carnival Corporation and Carnival plc have effectively cross guaranteed all indebtedness and certain other monetary obligations of each other. Once the written demand is made, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor.

Under the terms of the DLC arrangement, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. In addition, the cash flows and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given the DLC arrangement, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for Carnival Corporation and Carnival plc have not been presented.

Liquidity and Management’s Plans

In the face of the global impact of COVID-19, we paused our guest cruise operations in March 2020 and began resuming guest cruise operations in 2021.

Based on the evolving nature of COVID-19 and our ongoing collaboration with local and national public health authorities, we have responsibly relaxed our related protocols, including greatly reducing or eliminating testing requirements and vaccination protocols to more closely align with the broader travel industry and strengthening our competitiveness.

As part of our liquidity management, we rely on estimates of our future liquidity, which includes numerous assumptions that are subject to various risks and uncertainties. The principal assumptions used to estimate our future liquidity consist of:

•Our continued cruise operations and expected timing of cash collections for cruise bookings
•Expected increases in revenue in 2023 on a per passenger basis compared to 2019, particularly with the responsible relaxation of COVID-19 related protocols aligning towards land-based vacation alternatives and strengthening our competitiveness
•Expected improvement in occupancy on a year-over-year basis returning to historical levels in the summer of 2023
•Stabilization of fuel prices around November 2022 year-end prices
•Continued stabilization of inflationary pressures on costs, moderated by a larger-more efficient fleet as compared to 2019

In addition, we make certain assumptions about new ship deliveries, improvements and removals, and consider the future export credit financings that are associated with the new ship deliveries.

We have a substantial debt balance as a result of the pause in guest cruise operations and require a significant amount of liquidity or cash provided by operating activities to service our debt. In addition, the continued effects of the pandemic, inflation, higher fuel prices, higher interest rates and fluctuations in foreign currency rates are collectively having a material negative impact on our financial results. The full extent of the collective impact of these items is uncertain and may be amplified by our substantial debt balance. We believe we have made reasonable estimates and judgments of the impact of these events within our consolidated financial statements and there may be changes to those estimates in future periods.

For almost three years, we have taken appropriate actions to manage our liquidity, including completing various capital market transactions, obtaining relevant financial covenant amendments or waivers (see Note 5 - “Debt”), accelerating the removal of certain ships from the fleet, and during the pause, reducing capital expenditures and operating expenses. As of November 30, 2022, 97% of our capacity has resumed guest cruise operations and is serving guests.

Based on these actions and our assumptions, and considering our $8.6 billion of liquidity including cash, restricted cash from the 2028 Senior Priority Notes which became unrestricted in December 2022 and borrowings available under our $1.7 billion, €1.0 billion and £0.2 billion multi-currency revolving credit facility (the “Revolving Facility”) at November 30, 2022, we believe that we have sufficient liquidity to fund our obligations and expect to remain in compliance with our financial covenants for at least the next twelve months from the issuance of these financial statements.

We will continue to pursue various opportunities to raise additional capital to fund obligations associated with future debt maturities and/or to extend the maturity dates associated with our existing indebtedness including our Revolving Facility and obtain relevant financial covenant amendments or waivers, if needed. Actions to raise capital may include issuances of debt, convertible debt or equity in private or public transactions or entering into new and extended credit facilities.